REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Jul. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION

SCHEDULE III

J.W. MAYS, INC.
REAL ESTATE AND ACCUMULATED DEPRECIATION
July 31, 2019

Col. A	Col. B	Col. C		Col. D		Col. E			Col. F	Col. G	Col. H	Col. I
				Cost Capitalized								Life on Which
				Subsequent to		Gross Amount at Which Carried						Depreciation in
		Initial Cost to Company		Acquisition		At Close of Period						Latest Income
			Building &		Carried		Building &		Accumulated	Date of	Date	Statement is
Description	Encumbrances	Land	Improvements	Improvements	Cost	Land	Improvements	Total	Depreciation	Construction	Acquired	Computed
Office and Rental Buildings
Brooklyn, New York Fulton Street at Bond Street	$5,298,610	$3,901,349	$7,403,468	$24,705,476	$—	$3,901,349	$32,108,944	$36,010,293	$13,715,547	Various	Various	(1) (2)
Jamaica, New York
Jamaica Avenue at 169th Street	—	—	3,215,699	18,265,742	—	—	21,481,441	21,481,441	11,494,356	1959	1959	(1) (2)
Fishkill, New York
Route 9 at Interstate Highway 84	—	594,723	7,212,116	7,975,313	—	594,723	15,187,429	15,782,152	9,200,826	10/74	11/72	(1)
Brooklyn, New York
Jowein Building Fulton Street and Elm Place	—	1,324,957	728,327	16,284,188	—	1,324,957	17,012,515	18,337,472	5,982,747	1915	1950	(1) (2)
Levittown, New York Hempstead
Turnpike	—	125,927	—	—	—	125,927	—	125,927	—	4/69	6/62	(1)
Circleville, Ohio
Tarlton Road	—	120,849	4,388,456	86,520	—	120,849	4,474,976	4,595,825	2,916,794	9/92	12/92	(1)
Total(A)	$5,298,610	$6,067,805	$22,948,066	$67,317,239	$—	$6,067,805	$90,265,305	$96,333,110	$43,310,270
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(1)	Building and improvements	18–40 years

(2)	Improvements to leased property	3–40 years

(A)	Does not include Office Furniture and Equipment and Transportation Equipment in the amount of $308,611 and Accumulated Depreciation thereon of $202,148 at July 31, 2019.

	Year Ended July 31,
	2019	2018
Investment in Real Estate
Balance at Beginning of Year	$92,061,623	$89,016,227
Improvements	4,271,487	3,045,396
Retirements	—	—
Balance at End of Year	$96,333,110	$92,061,623
Accumulated Depreciation
Balance at Beginning of Year	$41,382,962	$39,648,642
Additions Charged to Costs and Expenses	1,927,308	1,734,320
Retirements	—	—
Balance at End of Year	$43,310,270	$41,382,962